united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

Leland Real Asset Opportunities Fund
Class A Shares: GHTAX	Class C Shares: GHTCX	Class I Shares: GHTIX

Leland Thomson Reuters Private Equity Buyout Index Fund
Class A Shares: LDPAX	Class C Shares: LDPCX	Class I Shares: LDPIX

Leland Thomson Reuters Venture Capital Index Fund
Class A Shares: LDVAX	Class C Shares: LDVCX	Class I Shares: LDVIX

Semi-Annual Report
March 31, 2019

Advised by:

www.ghf-funds.com
1-877-270-2848

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.ghf-funds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

LELAND REAL ASSET OPPORTUNITIES FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmark:

					Inception**
	Six Month	One Year	Three Year	Five Year	March 31, 2019
Leland Real Asset Opportunities Fund - Class A	(3.42)%	5.82%	5.49%	(1.04)%	(1.00)%
Leland Real Asset Opportunities Fund - Class A with load	(8.97)%	(0.32)%	3.41%	(2.20)%	(2.06)%
Leland Real Asset Opportunities Fund - Class C	(3.74)%	4.97%	4.69%	(1.77)%	(1.73)%
Leland Real Asset Opportunities Fund - Class I	(3.36)%	5.95%	5.73%	(0.78)%	(0.75)%
S&P 500 Total Return Index ***	(1.72)%	9.50%	13.51%	10.91%	12.25%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, effective February 1, 2019. Prior to February 1, 2019, total expenses incurred would not exceed 1.40%, 2.15%, and 1.15%. The Fund’s total annual operating expenses before waiver are 1.99% for Class A shares, 2.74% for Class C shares and 1.74% for Class I shares per the February 1, 2019 Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is October 1, 2013.

***	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2019	% of Net Assets
Regional Mall REITs	14.6%
Oil & Gas	11.9%
Mortgage REITs	11.7%
Transportation	9.2%
Diversified REITs	8.8%
Office Property REITs	8.6%
Exchange Traded Funds - Equity Fund	6.5%
Health Care REITs	5.9%
Hotel & Resort REITs	5.4%
Money Market Fund	4.6%
Other Assets in Excess of Liabilities - Net	12.8%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmark:

				Inception** -
	Six Month	One Year	Three Year	March 31, 2019
Leland Thomson Reuters Private Equity Index Fund - Class A	(8.24)%	6.29%	11.96%	10.42%
Leland Thomson Reuters Private Equity Index Fund - Class A with load	(13.50)%	0.15%	9.78%	8.59%
Leland Thomson Reuters Private Equity Index Fund - Class C	(8.56)%	5.57%	11.16%	9.75%
Leland Thomson Reuters Private Equity Index Fund - Class I	(8.12)%	6.60%	12.26%	10.67%
S&P 500 Total Return Index ***	(1.72)%	9.50%	13.51%	13.35%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 2.06% for Class A shares, 2.81% for Class C shares and 1.81% for Class I shares per the February 1, 2019 Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is September 18, 2015.

***	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2019	% of Net Assets
Internet	8.4%
Pharmaceuticals	6.9%
Retail	6.6%
Oil & Gas	6.1%
Banks	5.2%
Aerospace/Defense	5.2%
Software	4.9%
Computers	4.6%
Semiconductors	4.6%
Diversified Financial Services	3.9%
Other Assets in Excess of Liabilities - Net *	43.6%
100.0%

*	Includes derivatives.

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmark:

				Inception** -	Inception*** -
	Six Month	One Year	Three Year	March 31, 2019	March 31, 2019
Leland Thomson Reuters Venture Capital Index Fund - Class A	(1.67)%	21.26%	27.83%	22.75%	N/A
Leland Thomson Reuters Venture Capital Index Fund - Class A with load	(7.32)%	14.31%	25.33%	21.30%	N/A
Leland Thomson Reuters Venture Capital Index Fund - Class C	(2.04)%	20.28%	26.86%	N/A	25.12%
Leland Thomson Reuters Venture Capital Index Fund - Class I	(1.56)%	21.48%	28.11%	22.97%	N/A
NASDAQ OTC Composite Index ****	(3.94)%	9.43%	16.65%	13.22%	14.83%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2020, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the adviser)) will not exceed 1.75%, 2.50%, and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for Class I shares per the February 1, 2019 Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is October 1, 2014.

***	Inception date is September 23, 2015.

****	National Association of Securities Dealers Automated Quotation System (NASDAQ) is a nationwide computerized quotation system for over 5,500 over-the-counter stocks. The NASDAQ OTC Composite index is compiled of more than 4,800 stocks that are traded via this system. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2019	% of Net Assets
Software	24.7%
Internet	13.5%
Computers	10.0%
Commercial Services	9.2%
Healthcare-Products	7.3%
Money Market Fund	5.6%
Diversified Financial Services	3.6%
Healthcare-Services	3.4%
Aerospace/Defense	2.0%
Semiconductors	1.9%
Other Assets in Excess of Liabilities - Net *	18.8%
100.0%

*	Includes derivatives.

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

LELAND REAL ASSET OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	COMMON STOCK - 25.6%
	OIL & GAS - 11.9%
47,483	Berry Petroleum Corp.	$547,954
29,481	California Resources Corp. *	757,957
28,799	Canadian Natural Resources Ltd.	791,972
		2,097,883
	PIPELINES - 4.4%
21,327	Enbridge, Inc.	773,317

	TRANSPORTATION - 9.3%
36,254	Golar LNG Ltd.	764,597
219,565	Teekay Corp.	860,695
		1,625,292

	TOTAL COMMON STOCK (Cost $4,791,800)	4,496,492

	EXCHANGE TRADED FUNDS - 6.5%
	EQUITY FUND - 6.5%
12,582	iShares U.S. Basic Materials ETF ($1,299,376)	1,150,246

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 59.4%
	DIVERSIFIED REITs - 8.8%
91,863	New Residential Investment Corp.	1,553,403

	HEALTH CARE REITs - 5.9%
188,944	New Senior Investment Group, Inc.	1,029,745

	HOTEL & RESORT REITs - 5.4%
36,192	Hospitality Properties Trust	952,211

	MORTGAGE REITs - 11.7%
45,931	Granite Point Mortgage Trust, Inc.	852,939
54,210	Starwood Property Trust, Inc.	1,211,594
		2,064,533
	OFFICE PROPERTY REITs - 8.6%
48,261	NorthStar Realty Europe Corp.	837,811
81,564	VEREIT, Inc.	682,691
		1,520,502
	REGIONAL MALL REITs - 14.6%
34,375	Brookfield Property REIT, Inc.	704,344
118,402	Pennsylvania Real Estate Investment Trust	744,749
3,169	Simon Property Group, Inc.	577,423
10,392	Taubman Centers, Inc.	549,529
		2,576,045
	SHOPPING CENTER REITs - 4.4%
41,364	Kimco Realty Corp.	765,234

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,958,282)	10,461,673

	SHORT-TERM INVESTMENT - 4.6%
	MONEY MARKET FUND - 4.6%
800,776	Invesco Short Term Investments Trust -Treasury Portfolio
	Institutional Class, to yield 2.33% ** (Cost $800,776)	800,776

	TOTAL INVESTMENTS - 96.1% (Cost $15,850,234)	$16,909,187
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%	694,082
	NET ASSETS - 100.0%	$17,603,269

*	Non-income producing security

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	COMMON STOCK - 99.0%
	AEROSPACE/DEFENSE - 5.2%
1,002	Boeing Co. #	$382,183
460	General Dynamics Corp.	77,869
547	Lockheed Martin Corp. #	164,187
338	Northrop Grumman Corp.	91,125
554	Raytheon Co.	100,872
1,768	United Technologies Corp. #	227,878
		1,044,114
	AGRICULTURE - 2.1%
2,939	Altria Group, Inc. #	168,787
741	Archer-Daniels-Midland Co.	31,959
2,423	Philip Morris International, Inc. #	214,169
		414,915
	APPAREL - 0.6%
1,504	NIKE, Inc.	126,652

	AUTO MANUFACTURERS - 0.7%
4,891	Ford Motor Co.	42,943
1,551	General Motors Co.	57,542
125	Tesla, Inc. *	34,983
		135,468
	BANKS - 5.2%
7,687	Bank of America Corp.	212,084
777	Bank of New York Mellon Corp.	39,184
2,082	Citigroup, Inc.	129,542
312	Goldman Sachs Group, Inc.	59,901
2,781	JPMorgan Chase & Co. #	281,521
1,025	Morgan Stanley	43,255
384	PNC Financial Services Group, Inc.	47,101
1,267	US Bancorp	61,057
3,627	Wells Fargo & Co.	175,257
		1,048,902
	BEVERAGES - 3.1%
6,033	Coca-Cola Co. #	282,706
261	Constellation Brands, Inc.	45,761
577	Monster Beverage Corp. *	31,493
2,205	PepsiCo, Inc. #	270,223
		630,183
	BIOTECHNOLOGY - 1.0%
598	Amgen, Inc.	113,608
1,388	Gilead Sciences, Inc.	90,234
		203,842
	BUILDING MATERIALS - 0.2%
256	Vulcan Materials Co.	30,310

	CHEMICALS - 3.4%
471	Air Products & Chemicals, Inc.	89,942
290	Celanese Corp.	28,597
4,515	DowDuPont, Inc. #	240,695
625	Linde PLC	109,956
630	LyondellBasell Industries NV	52,970
811	Mosaic Co.	22,149
563	PPG Industries, Inc.	63,546
192	Sherwin-Williams Co.	82,696
		690,551
	COMMERCIAL SERVICES - 2.2%
523	Automatic Data Processing, Inc.	83,544
601	Ecolab, Inc.	106,100
1,332	PayPal Holdings, Inc. *	138,315
514	S&P Global, Inc.	108,223
		436,182

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Fair Value
	COMPUTERS - 4.6%
807	Accenture PLC - Cl. A	$142,048
2,984	Apple, Inc.	566,811
694	Cognizant Technology Solutions Corp.	50,281
1,093	International Business Machines Corp.	154,222
		913,362
	COSMETICS/PERSONAL CARE - 2.6%
1,352	Colgate-Palmolive Co.	92,666
324	Estee Lauder Cos., Inc.	53,638
3,520	Procter & Gamble Co.	366,256
		512,560
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
584	American Express Co.	63,831
96	BlackRock, Inc. - Cl. A	41,028
995	Charles Schwab Corp.	42,546
269	CME Group, Inc.	44,272
1,092	MasterCard, Inc. - Cl. A #	257,111
2,127	Visa, Inc. - Cl. A #	332,216
		781,004
	ELECTRIC - 1.4%
285	American Electric Power Co., Inc.	23,869
178	Consolidated Edison, Inc.	15,096
451	Dominion Energy, Inc.	34,574
434	Duke Energy Corp.	39,060
588	Exelon Corp.	29,476
287	NextEra Energy, Inc.	55,483
271	Public Service Enterprise Group, Inc.	16,100
144	Sempra Energy	18,124
618	Southern Co.	31,938
269	Xcel Energy, Inc.	15,121
		278,841
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,284	Emerson Electric Co.	87,915

	ELECTRONICS - 1.2%
1,518	Honeywell International, Inc. #	241,241

	ENVIRONMENTAL CONTROL - 0.4%
832	Waste Management, Inc.	86,453

	FOOD - 1.4%
929	General Mills, Inc.	48,076
969	Kraft Heinz Co.	31,638
1,243	Kroger Co.	30,578
2,286	Mondelez International, Inc. - Cl. A	114,117
810	Sysco Corp.	54,076
		278,485
	FOREST PRODUCTS & PAPER - 0.2%
822	International Paper Co.	38,034

	HEALTHCARE-PRODUCTS - 2.0%
1,838	Abbott Laboratories	146,930
1,522	Medtronic PLC	138,624
453	Thermo Fisher Scientific, Inc.	123,995
		409,549
	HEALTHCARE-SERVICES - 1.6%
272	Anthem, Inc.	78,059
1,019	UnitedHealth Group, Inc.	251,958
		330,017
	HOUSEHOLD PRODUCTS/WARES - 0.5%
187	Clorox Co.	30,006
514	Kimberly-Clark Corp.	63,685
		93,691
	INSURANCE - 2.1%
1,637	Berkshire Hathaway, Inc., Class B *	328,857
383	Chubb Ltd.	53,651
384	Marsh & McLennan Cos, Inc.	36,057
		418,565

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Fair Value
	INTERNET - 8.4%
244	Alphabet, Inc. *	$287,161
464	Amazon.com, Inc. *	826,268
52	Booking Holdings, Inc. *	90,735
1,889	Facebook, Inc. - Cl. A *	314,878
443	Netflix, Inc. *	157,956
		1,676,998
	IRON/STEEL - 0.2%
658	Nucor Corp.	38,394

	LODGING - 0.2%
364	Marriott International, Inc.	45,533

	MACHINERY-CONSTRUCTION & MINING - 0.8%
1,215	Caterpillar, Inc.	164,620

	MACHINERY-DIVERSIFIED - 0.5%
591	Deere & Co.	94,465

	MEDIA - 2.6%
214	Charter Communications, Inc. - Cl. A *	74,239
5,713	Comcast Corp. #	228,406
439	Fox Corp. *	16,115
1,866	Walt Disney Co. #	207,148
		525,908
	MINING - 0.4%
3,116	Freeport-McMoRan, Inc.	40,165
1,147	Newmont Mining Corp.	41,028
		81,193
	MISCELLANEOUS MANUFACTURING - 2.5%
1,199	3M Co. #	249,128
17,767	General Electric Co.	177,492
582	Illinois Tool Works, Inc.	83,535
		510,155
	OIL & GAS - 6.1%
779	Anadarko Petroleum Corp.	35,429
2,243	Chevron Corp. #	276,293
216	Concho Resources, Inc.	23,967
1,661	ConocoPhillips	110,855
774	Devon Energy Corp.	24,428
748	EOG Resources, Inc.	71,195
4,242	Exxon Mobil Corp.	342,754
341	Hess Corp.	20,538
1,299	Marathon Oil Corp.	21,706
1,051	Marathon Petroleum Corp.	62,902
1,163	Occidental Petroleum Corp.	76,991
706	Phillips 66	67,190
243	Pioneer Natural Resources Co.	37,004
611	Valero Energy Corp.	51,831
		1,223,083
	OIL&GAS SERVICES - 0.6%
1,271	Halliburton Co.	37,240
2,105	Schlumberger, Ltd.	91,715
		128,955

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Fair Value
	PACKAGING & CONTAINERS - 0.2%
683	Ball Corp.	$39,518

	PHARMACEUTICALS - 6.9%
1,484	AbbVie, Inc.	119,596
1,839	Bristol-Myers Squibb Co.	87,739
398	Cigna Corp.	64,006
1,456	CVS Health Corp.	78,522
1,016	Eli Lilly & Co.	131,836
2,343	Johnson & Johnson	327,528
311	McKesson Corp.	36,406
2,997	Merck & Co., Inc. #	249,260
6,607	Pfizer, Inc. #	280,599
		1,375,492
	PIPELINES - 0.9%
354	Cheniere Energy, Inc. *	24,199
2,987	Kinder Morgan, Inc.	59,770
588	ONEOK, Inc.	41,066
1,839	Williams Cos, Inc.	52,816
		177,851
	RETAIL - 6.6%
547	Costco Wholesale Corp.	132,450
1,358	Home Depot, Inc. #	260,587
1,009	Lowe’s Cos., Inc.	110,455
969	McDonald’s Corp. #	184,013
387	Ross Stores, Inc.	36,030
1,685	Starbucks Corp.	125,263
624	Target Corp.	50,082
1,551	TJX Cos, Inc.	82,529
1,315	Walgreens Boots Alliance, Inc.	83,200
2,237	Wal-Mart, Inc. #	218,175
376	Yum! Brands, Inc.	37,528
		1,320,312
	SEMICONDUCTORS - 4.6%
445	Analog Devices, Inc.	46,845
1,177	Applied Materials, Inc.	46,680
410	Broadcom, Inc.	123,291
5,522	Intel Corp. #	296,531
1,319	Micron Technology, Inc. *	54,514
669	NVIDIA Corp. #	120,126
1,759	QUALCOMM, Inc.	100,316
1,164	Texas Instruments, Inc.	123,466
		911,769
	SOFTWARE - 4.9%
543	Adobe Systems, Inc. *	144,704
263	Intuit, Inc.	68,751
3,988	Microsoft Corp.	470,344
3,176	Oracle Corp. #	170,583
797	salesforce.com, Inc. *	126,221
		980,603
	TELECOMMUNICATIONS - 3.0%
4,291	AT&T, Inc.	134,566
529	CenturyLink, Inc.	6,343
5,474	Cisco Systems, Inc. #	295,541
180	T-Mobile US, Inc. *	12,438
2,441	Verizon Communications, Inc.	144,336
129	Zayo Group Holdings, Inc. *	3,666
		596,890
	TRANSPORTATION - 3.6%
1,597	CSX Corp.	119,487
468	FedEx Corp.	84,900
572	Norfolk Southern Corp.	106,901
1,511	Union Pacific Corp. #	252,639
1,417	United Parcel Service, Inc. - Cl. B	158,336
		722,263

	TOTAL COMMON STOCK (Cost $16,730,382)	19,844,838

	REAL ESTATE INVESTMENT TRUST - 1.0%
364	American Tower Corp.	71,730
319	Crown Castle International Corp.	40,832
489	Prologis, Inc.	35,183
222	Simon Property Group, Inc.	40,451
	TOTAL REAL ESTATE INVESTMENT TRUST (Cost $152,923)	188,196

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Fair Value
	SHORT-TERM INVESTMENT - 1.6%
	MONEY MARKET FUND - 1.6%
321,554	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 2.33% ** (Cost $321,554)	$321,554

	TOTAL INVESTMENTS - 101.6% (Cost $17,204,859)	$20,354,588
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(311,495)
	NET ASSETS - 100.0%	$20,043,093

PLC - Public Limited Company

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

#	All or a portion of the security is segregated as collateral for swap contracts at March 31, 2019. Total collateral had a value of $2,616,035 at March 31, 2019.

SWAP CONTRACTS ***

A list of the outstanding OTC swap agreements held by the Fund at March 31, 2019 are as follows:

				Termination		Value and Net Unrealized
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Date	Notional Amount	Gain (Loss)
BNP Paribas	Index Swap	0.50%	Index Return	4/1/2019	$20,737,897	$(366,483)
BNP Paribas	Basket Swap ^	1-Month LIBOR +	Basket Return	4/1/2019	1,615,683	67,791
		0.50%
		Net Unrealized Loss from Open Swap Contracts				$(298,692)

***	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

^	The following table represents the individual common stock exposure comprising the BNP Paribas Equity Basket Swap as on March 31, 2019.

BNP Paribas Equity Basket Swap
Shares	Description	Fair Value	% of Basket
400	Alphabet, Inc. - Cl. A	$470,756	28.0%
2,000	Apple, Inc.	379,900	22.6%
400	Chevron, Corp.	49,272	2.9%
500	DowDuPont, Inc.	26,655	1.6%
1,600	Exxon Mobil Corp.	129,280	7.7%
600	Facebook, Inc.	100,014	5.9%
400	Johnson & Johnson	55,916	3.3%
4,000	Microsoft Corp.	471,760	28.0%
		$1,683,553	100.0%

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	COMMON STOCKS - 89.2%
	AEROSPACE/DEFENSE - 2.0%
2,683	Boeing Co. #	$1,023,350
1,330	Lockheed Martin Corp.	399,213
4,298	United Technologies Corp. #	553,969
		1,976,532
	AGRICULTURE - 0.8%
5,686	Altria Group, Inc.	326,547
4,689	Philip Morris International, Inc.	414,461
		741,008
	BANKS - 0.4%
3,754	Bank of America Corp.	103,573
1,017	Citigroup, Inc.	63,278
1,358	JPMorgan Chase & Co.	137,470
618	US Bancorp	29,781
1,771	Wells Fargo & Co.	85,575
		419,677
	BEVERAGES - 1.1%
11,674	Coca-Cola Co.	547,044
4,266	PepsiCo, Inc.	522,798
		1,069,842
	BIOTECHNOLOGY - 0.3%
962	Illumina, Inc. *	298,884

	CHEMICALS - 0.6%
410	Air Products & Chemicals, Inc.	78,294
4,362	DowDuPont, Inc. #	232,538
543	Linde PLC	95,530
548	LyondellBasell Industries NV	46,076
489	PPG Industries, Inc.	55,193
167	Sherwin-Williams Co.	71,929
		579,560
	COMMERCIAL SERVICES - 9.2%
20,298	Automatic Data Processing, Inc.	3,242,403
1,553	CoStar Group, Inc. * #	724,350
522	Ecolab, Inc.	92,154
20,630	Paypal Holdings, Inc. *	2,142,219
12,456	Square, Inc. *	933,203
8,464	Total System Services, Inc. #	804,165
7,642	Verisk Analytics, Inc. #	1,016,386
		8,954,880
	COMPUTERS - 10.0%
11,776	Accenture PLC	2,072,812
11,110	Apple, Inc. #	2,110,344
6,198	Check Point Software Technologies Ltd. *	783,985
26,924	Cognizant Technology Solutions Corp. - Cl. A #	1,950,644
13,046	DXC Technology Co. #	838,988
13,936	International Business Machines Corp.	1,966,370
		9,723,143
	COSMETICS/PERSONAL CARE - 1.0%
2,617	Colgate-Palmolive Co.	179,369
7,508	Procter & Gamble Co.	781,208
		960,577
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
6,964	MasterCard, Inc. - Cl. A	1,639,674
12,142	Visa, Inc. - Cl. A	1,896,459
		3,536,133
	ELECTRONICS - 1.0%
2,393	Agilent Technologies, Inc.	192,349
3,690	Honeywell International, Inc. #	586,415
592	Waters Corp. *	149,012
		927,776

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Fair Value
	FOOD - 0.2%
4,424	Mondelez International, Inc. - Cl. A	$220,846

	FOREST PRODUCTS & PAPER - 0.0% ^
715	International Paper Co.	33,083

	HEALTHCARE-PRODUCTS - 7.3%
14244	Abbott Laboratories	1,138,665
360	ABIOMED, Inc. *	102,812
645	Align Technology, Inc. *	183,393
4,431	Baxter International, Inc. #	360,285
1,868	Becton Dickinson and Co. #	466,496
9,780	Boston Scientific Corp. * #	375,356
5,070	Danaher Corp. #	669,341
1,736	Edwards Lifesciences Corp. * #	332,149
680	IDEXX Laboratories, Inc. *	152,048
844	Intuitive Surgical, Inc. * #	481,570
11,791	Medtronic PLC #	1,073,924
2,612	Stryker Corp. #	515,922
3,516	Thermo Fisher Scientific, Inc. #	962,400
1,776	Zimmer Biomet Holdings, Inc.	226,795
		7,041,156
	HEALTHCARE-SERVICES - 3.4%
2,110	Anthem, Inc.	605,528
3,046	Centene Corp. *	161,743
2,417	HCA Healthcare, Inc. #	315,128
1,094	Humana, Inc. #	291,004
7,899	UnitedHealth Group, Inc.	1,953,107
		3,326,510
	HOUSEHOLD PRODUCTS/WARES - 0.2%
996	Kimberly-Clark Corp.	123,404

	INSURANCE - 0.2%
799	Berkshire Hathaway, Inc., Class B *	160,511

	INTERNET - 13.5%
2,330	Alphabet, Inc. - Cl. A *	2,742,154
162	Amazon.com, Inc. *	288,481
7,023	CDW Corp.	676,806
43,163	eBay, Inc. #	1,603,074
8,951	Facebook, Inc. - Cl. A * #	1,492,042
3,125	IAC/InterActiveCorp *	656,594
1,516	MercadoLibre, Inc. *	769,719
4,983	Netflix, Inc. *	1,776,738
4,353	Palo Alto Networks, Inc. * #	1,057,257
35,166	Twitter, Inc. * #	1,156,258
5,035	VeriSign, Inc. *	914,155
		13,133,278
	IRON/STEEL - 0.0% ^
572	Nucor Corp.	33,376

	MACHINERY - CONTRUCTION & MINING - 0.4%
2,953	Caterpillar, Inc. #	400,102

	MACHINERY - DIVERSIFIED - 0.0% ^
1	Wabtec Corp.	74

	MEDIA - 0.1%
1,810	Comcast Corp.	72,364
589	Walt Disney Co.	65,396
		137,760
	MINING - 0.0% ^
997	Newmont Mining Corp.	35,663

	MISCELLANEOUS MANUFACTURING - 1.1%
2,915	3M Co. #	605,679
43,192	General Electric Co. #	431,488
		1,037,167

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Fair Value
	OIL & GAS - 0.7%
1,518	Chevron Corp.	$186,987
865	ConocoPhillips	57,730
390	EOG Resources, Inc.	37,120
3,356	Exxon Mobil Corp.	271,165
547	Marathon Petroleum Corp.	32,738
606	Occidental Petroleum Corp.	40,117
368	Phillips 66	35,023
318	Valero Energy Corp.	26,976
		687,856
	OIL & GAS SERVICES - 0.1%
1,097	Schlumberger Ltd.	47,796

	PHARMACEUTICALS - 1.7%
654	AbbVie Inc.	52,706
3,089	Cigna Corp.	496,773
11,281	CVS Health Corp. #	608,384
448	Eli Lilly & Co.	58,132
1,333	Johnson & Johnson	186,340
1,321	Merck & Co., Inc.	109,868
2,913	Pfizer, Inc.	123,715
		1,635,918
	PIPELINES - 0.0% ^
1,556	Kinder Morgan Inc.	31,136

	RETAIL - 0.7%
430	Home Depot, Inc.	82,513
2,544	Walgreens Boots Alliance, Inc.	160,959
4,329	Wal-Mart, Inc.	422,207
		665,679
	SEMICONDUCTORS - 1.9%
900	Analog Devices, Inc.	94,743
2380	Applied Materials, Inc.	94,391
830	Broadcom, Inc.	249,589
11,165	Intel Corp. #	599,561
2,668	Micron Technology, Inc. *	110,268
1,354	NVIDIA Corp.	243,124
3,557	QUALCOMM, Inc.	202,856
2,354	Texas Instruments, Inc.	249,689
		1,844,221
	SOFTWARE - 24.7%
31,132	Activision Blizzard, Inc. #	1,417,440
5,565	Adobe Systems, Inc. *	1,483,017
7,865	Akamai Technologies, Inc. *	563,999
3,442	ANSYS, Inc. *	628,888
9,637	Autodesk, Inc. * #	1,501,637
12,467	Cadence Design Systems, Inc. * #	791,779
2,872	Cerner Corp. *	164,307
5,413	Citrix Systems, Inc. #	539,459
12,305	Electronic Arts, Inc. * #	1,250,557
10,202	Intuit, Inc. #	2,666,905
68	j2 Global, Inc.	5,889
22,090	Microsoft Corp.	2,605,295
41,796	Oracle Corp.	2,244,863
6,173	Red Hat, Inc. * #	1,127,807
16,899	salesforce.com, Inc. *	2,676,295
6,769	ServiceNow, Inc. * #	1,668,491
6,803	Splunk, Inc. *	847,654
6,481	Synopsys, Inc. * #	746,287
5,185	Workday, Inc. * #	999,927
		23,930,496
	TELECOMMUNICATIONS - 1.6%
12,662	AT&T, Inc. #	397,080
1,563	CenturyLink, Inc.	18,740
11,069	Cisco Systems, Inc. #	597,615
149	GCI Liberty, Inc. *	8,286
1,064	Sprint Corp. *	6,012
166	Telephone & Data Systems, Inc.	5,101
531	T-Mobile US, Inc. *	36,692
91	United States Cellular Corp. *	4,178
7,204	Verizon Communications, Inc. #	425,973
382	Zayo Group Holdings, Inc. *	10,856
		1,510,533

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Fair Value

	TRANSPORTATION - 1.4%
3,883	CSX Corp.	$290,526
3,675	Union Pacific Corp. #	614,460
3,445	United Parcel Service, Inc. - Cl. B	384,944
		1,289,930

	TOTAL COMMON STOCK (Cost $72,240,001)	86,514,507

	REAL ESTATE INVESTMENT TRUSTS - 0.0% ^
178	American Tower Corp (Cost $30,428)	35,077

	SHORT-TERM INVESTMENT - 5.6%
	MONEY MARKET FUND - 5.6%
5,406,651	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 2.33% ** (Cost $5,406,651)	5,406,651

	TOTAL INVESTMENTS - 94.8% (Cost $77,677,080)	$91,956,235
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.2%	5,078,218
	NET ASSETS - 100.0%	$97,034,453

PLC - Public Limited Company

^	Represent less than 0.1%.

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

#	All or a portion of the security is segregated as collateral for swap contracts at March 31, 2019. Total collateral had a value of $10,577,807 at March 31, 2019.

SWAP CONTRACTS ***

A list of the outstanding OTC swap agreements held by the Fund at March 31, 2019 are as follows:

				Termination		Value and Net
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Date	Notional Amount	Unrealized Gain (Loss)
BNP Paribas	Index Swap ~	0.50%	Index Return	4/1/2019	$87,455,843	$1,735,522
BNP Paribas	Basket Swap ^	1-Month LIBOR +	Basket Return	4/1/2019	42,879,567	1,143,732
		0.50%
		Net Unrealized Gain from Open Swap Contracts				$2,879,254

by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s swap

~	The Index Swap is made up of the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^	The following table represents the individual common stock exposure comprising the BNP Paribas Equity Basket Swap as on March 31, 2019.

	BNP Paribas Equity Basket Swap
19,500	Accenture PLC	$3,432,390	7.8%
15,500	Adobe Systems, Inc.	4,130,595	9.4%
2,750	Alphabet, Inc. - Cl. A	3,236,448	7.3%
26,500	Facebook, Inc.	4,417,285	10.0%
27,500	International Business Machines Corp.	3,880,250	8.8%
18,500	Mastercard, Inc.	4,355,825	9.9%
29,000	Microsoft Corp.	3,420,260	7.8%
11,000	Netflix, Inc.	3,922,160	8.9%
68,000	Oracle Corp.	3,652,280	8.4%
31,000	Paypal Holdings, Inc.	3,219,040	7.3%
14,000	salesforce.com, Inc.	2,217,180	5.0%
26,500	Visa, Inc.	4,139,035	9.4%
		$44,022,748	100.0%

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

	Leland Real	Leland Thomson	Leland Thomson
	Asset	Reuters Private	Reuters Venture
	Opportunities	Equity Buyout	Capital Index
	Fund	Index Fund	Fund
ASSETS
Investment securities:
At cost	$15,850,234	$17,204,859	$77,677,080
At value	$16,909,187	$20,354,588	$91,956,235
Receivable for securities sold	536,950	—	—
Unrealized gain on swap contracts	—	67,791	2,879,254
Receivable for Fund shares sold	40,500	15,649	2,367,501
Dividends and interest receivable	179,371	18,402	66,270
Prepaid expenses and other assets	36,073	15,855	41,090
TOTAL ASSETS	17,702,081	20,472,285	97,310,350
LIABILITIES
Unrealized loss on swap contracts	—	366,483	—
Payable for Fund shares redeemed	41,182	6,181	26,300
Investment advisory fees payable	8,750	15,636	61,010
Distribution (12b-1) fees payable	4,572	1,176	11,344
Interest payable - Swaps	—	20,227	132,642
Payable to related parties	26,472	9,547	44,501
Accrued expenses and other liabilities	17,836	9,942	100
TOTAL LIABILITIES	98,812	429,192	275,897
NET ASSETS	$17,603,269	$20,043,093	$97,034,453

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$68,267,840	$18,409,430	$89,351,267
Accumulated Earnings/(loss)	(50,664,571)	1,633,663	7,683,186
NET ASSETS	$17,603,269	$20,043,093	$97,034,453

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$1,978,471	$1,399,844	$34,255,019
Shares of beneficial interest outstanding	243,723	117,716	1,873,073
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$8.12	$11.89	$18.29
Maximum offering price per share (maximum sales charge of 5.75%)	$8.62	$12.62	$19.41

Class C Shares :
Net Assets	$4,779,217	$1,007,174	$5,296,945
Shares of beneficial interest outstanding	590,315	86,008	297,381
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$8.10	$11.71	$17.81

Class I Shares:
Net Assets	$10,845,581	$17,636,075	$57,482,489
Shares of beneficial interest outstanding	1,362,535	1,472,164	3,122,649
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$7.96	$11.98	$18.41

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2019

	Leland Real	Leland Thomson	Leland Thomson
	Asset	Reuters Private	Reuters Venture
	Opportunities	Equity Buyout	Capital Index
	Fund	Index Fund	Fund
INVESTMENT INCOME
Dividends	$712,573	$208,297	$504,266
Interest	20,544	6,051	34,062
Less: Foreign dividend tax withheld	—	(6)	—
TOTAL INVESTMENT INCOME	733,117	214,342	538,328

EXPENSES
Investment advisory fees	100,352	112,473	527,676
Distribution (12b-1) fees:
Class A	2,938	1,750	41,645
Class C	26,840	4,052	24,666
Administrative services fees	60,904	46,127	236,176
Third party administrative servicing fees	23,039	12,957	13,204
TOTAL EXPENSES	214,073	177,359	843,367

Less: Fees waived by the advisor	(55,055)	(36,571)	(144,322)

NET EXPENSES	159,018	140,788	699,045

NET INVESTMENT INCOME (LOSS)	574,099	73,554	(160,717)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,430,150)	(365,319)	(3,902,317)
Forward foreign currency transactions	(6,564)	—	—
Swaps	—	(713,183)	(5,038,263)
Net realized loss from:	(1,436,714)	(1,078,502)	(8,940,580)
Net change in unrealized appreciation (depreciation) on:
Investments	(232,076)	(187,210)	1,118,859
Forward foreign currency translations	5	—	—
Swaps	—	(375,577)	2,992,499
Net change in unrealized appreciation (depreciation) on investments	(232,071)	(562,787)	4,111,358

NET REALIZED AND UNREALIZED LOSS	(1,668,785)	(1,641,289)	(4,829,222)

NET DECREASE IN NET ASSETS	$(1,094,686)	$(1,567,735)	$(4,989,939)

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Real Asset Opportunities Fund

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
FROM OPERATIONS	(Unaudited)
Net investment income	$574,099	$1,319,671
Net realized loss on investments and option contracts	(1,436,714)	(178,104)
Net change in unrealized depreciation on investments and option contracts	(232,071)	(1,943,163)
Net decrease in net assets resulting from operations	(1,094,686)	(801,596)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(226,438)
Class C	—	(257,219)
Class I	—	(1,046,909)
Total Distributions Paid*
Class A	(32,208)	—
Class C	(58,369)	—
Class I	(196,091)	—
Total Distributions to Shareholders	(286,668)	(1,530,566)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	71,409	150,975
Class C	6,700	255,867
Class I	918,836	6,795,806
Net asset value of shares issued in reinvestment of distributions:
Class A	26,895	202,783
Class C	56,871	246,691
Class I	170,140	975,381
Redemption fee proceeds:
Class A	9	52
Class I	—	607
Payments for shares redeemed:
Class A	(748,695)	(6,436,784)
Class C	(1,346,901)	(3,949,636)
Class I	(6,355,791)	(13,716,455)
Net decrease in net assets from shares of beneficial interest	(7,200,527)	(15,474,713)

TOTAL DECREASE IN NET ASSETS	(8,581,881)	(17,806,875)

NET ASSETS
Beginning of Period	26,185,150	43,992,025
End of Period**	$17,603,269	$26,185,150

SHARE ACTIVITY
Class A:
Shares Sold	9,140	17,392
Shares Reinvested	3,363	23,991
Shares Redeemed	(93,564)	(736,749)
Net decrease in shares of beneficial interest outstanding	(81,061)	(695,366)

Class C:
Shares Sold	845	30,844
Shares Reinvested	7,132	29,189
Shares Redeemed	(171,891)	(461,784)
Net decrease in shares of beneficial interest outstanding	(163,914)	(401,751)

Class I:
Shares Sold	118,457	792,312
Shares Reinvested	21,713	117,536
Shares Redeemed	(808,512)	(1,603,382)
Net decrease in shares of beneficial interest outstanding	(668,342)	(693,534)

*	Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes net investment income in excess of distributions of $22,096 as of September 30, 2018.

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Thomson Reuters Private Equity Buyout Index Fund
	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
FROM OPERATIONS	(Unaudited)
Net investment income	$73,554	$85,428
Net realized gain (loss) on security transactions and swap contracts	(1,078,502)	1,308,178
Net change in unrealized appreciation (depreciation) on security transactions and swap
contracts	(562,787)	1,688,045
Net increase (decrease) in net assets resulting from operations	(1,567,735)	3,081,651

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(21,025)
Class C	—	(3,237)
Class I	—	(329,006)
From net investment income:
Class A	—	(13,471)
Class C	—	(1,144)
Class I	—	(224,894)
Total distributions paid*
Class A	(99,263)	—
Class C	(43,357)	—
Class I	(1,063,285)	—
Total Distributions to shareholders	(1,205,905)	(592,777)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	845,960	733,060
Class C	525,563	483,754
Class I	4,815,988	8,216,499
Net asset value of shares issued in reinvestment of distributions:
Class A	82,013	27,286
Class C	42,375	4,381
Class I	936,004	509,821
Redemption fee proceeds:
Class A	—	610
Class C	253	—
Class I	—	364
Payments for shares redeemed:
Class A	(469,399)	(506,491)
Class C	(187,833)	—
Class I	(3,670,007)	(2,784,008)
Net increase in net assets from shares of beneficial interest	2,920,917	6,685,276

TOTAL INCREASE IN NET ASSETS	147,277	9,174,150

NET ASSETS
Beginning of Period	19,895,816	10,721,666
End of Period**	$20,043,093	$19,895,816

SHARE ACTIVITY
Class A:
Shares Sold	69,538	57,167
Shares Reinvested	7,389	2,167
Shares Redeemed	(39,633)	(40,454)
Net increase in shares of beneficial interest outstanding	37,294	18,880

Class C:
Shares Sold	51,044	38,355
Shares Reinvested	3,870	349
Shares Redeemed	(16,983)	—
Net increase in shares of beneficial interest outstanding	37,931	38,704

Class I:
Shares Sold	412,016	635,971
Shares Reinvested	83,796	40,334
Shares Redeemed	(312,372)	(219,343)
Net increase in shares of beneficial interest outstanding	183,440	456,962

*	Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes distributions in excess of net investment income of $73,931 as of September 30, 2018.

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Thomson Reuters Venture Capital Index Fund
	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
FROM OPERATIONS	(Unaudited)
Net investment loss	$(160,717)	$(346,290)
Net realized gain (loss) on security transactions and swap contracts	(8,940,580)	6,032,255
Net change in unrealized appreciation on security transactions and swap contracts	4,111,358	10,720,405
Net increase (decrease) in net assets resulting from operations	(4,989,939)	16,406,370

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(319,924)
Class C	—	(29,693)
Class I	—	(1,230,776)
From net investment income:
Class A	—	(94,161)
Class C	—	(8,132)
Class I	—	(374,140)
Total distributions paid*
Class A	(2,172,423)	—
Class C	(327,146)	—
Class I	(2,909,255)	—
Total distributions to shareholders	(5,408,824)	(2,056,826)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	12,798,621	45,485,533
Class C	1,733,360	7,599,087
Class I	18,772,269	37,581,379
Net asset value of shares issued in reinvestment of distributions:
Class A	1,975,746	409,760
Class C	296,719	37,623
Class I	2,740,213	1,529,371
Redemption fee proceeds:
Class A	2,260	16,492
Class C	270	1,338
Class I	1,945	2,772
Payments for shares redeemed:
Class A	(17,572,775)	(10,654,766)
Class C	(2,254,915)	(2,382,287)
Class I	(13,456,248)	(5,387,975)
Net increase in net assets from shares of beneficial interest	5,037,465	74,238,327

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,361,298)	88,587,871

NET ASSETS
Beginning of Period	102,395,751	13,807,880
End of Period**	$97,034,453	$102,395,751

SHARE ACTIVITY
Class A:
Shares Sold	749,555	2,571,845
Shares Reinvested	126,326	27,970
Shares Redeemed	(1,106,911)	(598,819)
Net increase (decrease) in shares of beneficial interest outstanding	(231,030)	2,000,996

Class C:
Shares Sold	105,463	436,914
Shares Reinvested	19,432	2,609
Shares Redeemed	(146,007)	(127,772)
Net increase (decrease) in shares of beneficial interest outstanding	(21,112)	311,751

Class I:
Shares Sold	1,090,428	2,101,750
Shares Reinvested	174,203	103,968
Shares Redeemed	(864,272)	(307,899)
Net increase in shares of beneficial interest outstanding	400,359	1,897,819

*	Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes net investment income in excess of distributions of $113,801 as of September 30, 2018.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND REAL ASSET OPPORTUNITIES FUND
	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015	2014 (1)
Net asset value, beginning of period	$8.53		$9.07	$8.84	$7.45	$9.39	$10.00
Activity from investment operations:
Net investment income (2)	0.22		0.31	0.32	0.31	0.10	0.30
Net realized and unrealized gain (loss) on investments	(0.51)		(0.44)	0.27	1.24	(1.93)	(0.74)
Total from investment operations	(0.29)		(0.13)	0.59	1.55	(1.83)	(0.44)
Paid in capital from redemption fees (8)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.12)		(0.41)	(0.36)	(0.16)	(0.08)	(0.17)
Net return of capital	—		—	—	—	(0.03)	—
Total distributions	(0.12)		(0.41)	(0.36)	(0.16)	(0.11)	(0.17)
Net asset value, end of period	$8.12		$8.53	$9.07	$8.84	$7.45	$9.39
Total return (3)	(3.42	)% (4)	(1.41)%	6.74%	21.40%	(19.66)%	(4.52	)% (4)
Net assets, at end of period (000s)	$1,978		$2,771	$9,254	$14,251	$20,429	$88,373
Ratio of gross expenses to average net assets (5,7)	2.05	% (6)	1.84%	1.81%	1.61%	1.41%	1.51	% (6)
Ratio of net expenses to average net assets (7)	1.51	% (6)	1.40%	1.40%	1.40%	1.40%	1.40	% (6)
Ratio of net investment income to average net assets (7,9)	5.54	% (6)	3.55%	3.53%	4.02%	1.17%	2.90	% (6)
Portfolio Turnover Rate	31	% (4)	61%	37%	81%	149%	90	% (4)

(1)	The Leland Real Asset Opportunities Fund’s Class A shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND REAL ASSET OPPORTUNITIES FUND
	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015	2014 (1)
Net asset value, beginning of period	$8.51		$8.99	$8.77	$7.42	$9.37	$10.00
Activity from investment operations:
Net investment income (2)	0.19		0.29	0.25	0.25	0.05	0.22
Net realized and unrealized gain (loss) on investments	(0.51)		(0.49)	0.27	1.24	(1.94)	(0.74)
Total from investment operations	(0.32)		(0.20)	0.52	1.49	(1.89)	(0.52)
Paid in capital from redemption fees	—		—	—	0.00 (8)	0.00 (8)	0.00	(8)
Less distributions from:
Net investment income	(0.09)		(0.28)	(0.30)	(0.14)	(0.03)	(0.11)
Net return of capital	—		—	—	—	(0.03)	—
Total distributions	(0.09)		(0.28)	(0.30)	(0.14)	(0.06)	(0.11)
Net asset value, end of period	$8.10		$8.51	$8.99	$8.77	$7.42	$9.37
Total return (3)	(3.74	)% (4)	(2.18)%	5.96%	20.42%	(20.16)%	(5.22	)% (4)
Net assets, at end of period (000s)	$4,779		$6,421	$10,388	$14,113	$20,123	$49,892
Ratio of gross expenses to average net assets (5,7)	2.79	% (6)	2.59%	2.56%	2.36%	2.16%	2.26	% (6)
Ratio of net expenses to average net assets (7)	2.25	% (6)	2.15%	2.15%	2.15%	2.15%	2.15	% (6)
Ratio of net investment income to average net assets (7,9)	4.84	% (6)	3.35%	2.78%	3.27%	0.58%	2.13	% (6)
Portfolio Turnover Rate	31	% (4)	61%	37%	81%	149%	90	% (4)

(1)	The Leland Real Asset Opportunities Fund’s Class C shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND REAL ASSET OPPORTUNITIES FUND
	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015	2014 (1)
Net asset value, beginning of period	$8.37		$8.94	$8.72	$7.39	$9.40	$10.00
Activity from investment operations:
Net investment income (2)	0.22		0.38	0.34	0.34	0.12	0.31
Net realized and unrealized gain (loss) on investments	(0.50)		(0.49)	0.26	1.22	(1.93)	(0.72)
Total from investment operations	(0.28)		(0.11)	0.60	1.56	(1.81)	(0.41)
Paid in capital from redemption fees	—		0.00 (8)	0.00 (8)	0.00 (8)	0.00 (8)	0.00	(8)
Less distributions from:
Net investment income	(0.13)		(0.46)	(0.38)	(0.23)	(0.17)	(0.19)
Net return of capital	—		—	—	—	(0.03)	—
Total distributions	(0.13)		(0.46)	(0.38)	(0.23)	(0.20)	(0.19)
Net asset value, end of period	$7.96		$8.37	$8.94	$8.72	$7.39	$9.40
Total return (3)	(3.36	)% (4)	(1.19)%	6.97%	21.59%	(19.44)%	(4.22	)% (4)
Net assets, at end of period (000s)	$10,846		$16,994	$24,350	$27,662	$34,754	$152,845
Ratio of gross expenses to average net assets (5,7)	1.79	% (6)	1.59%	1.56%	1.36%	1.16%	1.26	% (6)
Ratio of net expenses to average net assets (7)	1.25	% (6)	1.15%	1.15%	1.15%	1.15%	1.15	% (6)
Ratio of net investment income to average net assets (7,9)	5.77	% (6)	4.47%	3.78%	4.36%	1.41%	2.99	% (6)
Portfolio Turnover Rate	31	% (4)	61%	37%	81%	149%	90	% (4)

(1)	The Leland Real Asset Opportunities Fund’s Class I shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015 (1)
Net asset value, beginning of period	$13.97		$11.83	$10.28	$9.28	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.04	0.06	0.03	0.06
Net realized and unrealized gain (loss) on investments	(1.25)		2.66	1.64	1.41	(0.78)
Total from investment operations	(1.21)		2.70	1.70	1.44	(0.72)
Paid in capital from redemption fees	—		0.01	—	—	—
Less distributions from:
Net investment income	—		(0.22)	—	(0.44)	—
Net realized gains	(0.87)		(0.35)	(0.15)	—	—
Total distributions	(0.87)		(0.57)	(0.15)	(0.44)	—
Net asset value, end of period	$11.89		$13.97	$11.83	$10.28	$9.28
Total return (3)	(8.24	)% (4)	23.41%	16.71%	15.72%	(7.20	)% (4)
Net assets, at end of period	$1,399,844		$1,123,625	$727,863	$24,844	$9
Ratio of gross expenses to average net assets (5,7)	2.16	% (6)	2.05%	2.06%	1.87%	1.96	% (6)
Ratio of net expenses to average net assets (7)	1.75	% (6)	1.75%	1.75%	1.75%	1.75	% (6)
Ratio of net investment income to average net assets (7)	0.66	% (6)	0.33%	0.50%	0.33%	3.37	% (6)
Portfolio Turnover Rate	26	% (4)	38%	48%	53%	51	% (4)

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class A shares commenced operations on September 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015 (1)
Net asset value, beginning of period	$13.82		$11.71	$10.26	$9.28	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.05)	(0.04)	(0.05)	0.06
Net realized and unrealized gain (loss) on investments	(1.23)		2.63	1.64	1.47 (8)	(0.78)
Total from investment operations	(1.24)		2.58	1.60	1.42	(0.72)
Paid in capital from redemption fees	0.00	(9)	—	—	—	—	(3)
Less distributions from:
Net investment income	—		(0.12)	—	(0.44)	—
Net realized gains	(0.87)		(0.35)	(0.15)	—	—
Total distributions	(0.87)		(0.47)	(0.15)	(0.44)	—
Net asset value, end of period	$11.71		$13.82	$11.71	$10.26	$9.28
Total return (3)	(8.56	)% (4)	22.42%	15.76%	15.49%	(7.20	)% (4)
Net assets, at end of period	$1,007,174		$664,524	$109,775	$94,823	$9
Ratio of gross expenses to average net assets (5,7)	2.91	% (6)	2.80%	2.81%	2.62%	2.71	% (6)
Ratio of net expenses to average net assets (7)	2.50	% (6)	2.50%	2.50%	2.50%	2.50	% (6)
Ratio of net investment income (loss) to average net assets (7)	(0.14	)% (6)	(0.40)%	(0.36)%	(0.54)%	4.12	% (6)
Portfolio Turnover Rate	26	% (4)	38%	48%	53%	51	% (4)

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class C shares commenced operations on September 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(9)	Amount represents less than $0.01.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015 (1)
Net asset value, beginning of period	$14.05		$11.88	$10.30	$9.29	$10.00
Activity from investment operations:
Net investment income (2)	0.05		0.08	0.08	0.07	0.01
Net realized and unrealized gain (loss) on investments	(1.25)		2.68	1.65	1.38	(0.72)
Total from investment operations	(1.20)		2.76	1.73	1.45	(0.71)
Paid in capital from redemption fees	—		0.00 (8)	0.00 (8)	—	—
Less distributions from:
Net investment income	—		(0.24)	—	(0.44)	—
Net realized gains	(0.87)		(0.35)	(0.15)	—	—
Total distributions	(0.87)		(0.59)	(0.15)	(0.44)	—
Net asset value, end of period	$11.98		$14.05	$11.88	$10.30	$9.29
Total return (3)	(8.12	)% (4)	23.71%	16.98%	15.94%	(7.10	)% (4)
Net assets, at end of period (000’s)	$17,636		$18,108	$9,884	$6,835	$5,102
Ratio of gross expenses to average net assets (5,7)	1.91	% (6)	1.80%	1.81%	1.62%	1.71	% (6)
Ratio of net expenses to average net assets (7)	1.50	% (6)	1.50%	1.50%	1.50%	1.50	% (6)
Ratio of net investment income to average net assets (7)	0.88	% (6)	0.59%	0.70%	0.71%	3.12	% (6)
Portfolio Turnover Rate	26	% (4)	38%	48%	53%	51	% (4)

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class I shares commenced operations on September 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended		Period Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,		March 31,
	(Unaudited)		2018	2017	2016	2015 (1)		2015 (2)
Net asset value, beginning of period	$19.88		$14.73	$11.50	$10.42	$10.82		$10.00
Activity from investment operations:
Net investment loss (3)	(0.04)		(0.15)	(0.10)	(0.03)	(0.06)		(0.01)
Net realized and unrealized gain (loss) on investments	(0.47)		6.87	3.77	2.05	(0.28)		1.09
Total from investment operations	(0.51)		6.72	3.67	2.02	(0.34)		1.08
Paid in capital from redemption fees	0.00	(9)	0.02	—	—	—		—
Less distributions from:
Net investment income	—		(0.36)	—	(0.34)	(0.00	) (9)	(0.26)
Net realized gains	(1.08)		(1.23)	(0.44)	(0.60)	(0.06)		—
Total distributions	(1.08)		(1.59)	(0.44)	(0.94)	(0.06)		(0.26)
Net asset value, end of period	$18.29		$19.88	$14.73	$11.50	$10.42		$10.82
Total return (4)	(1.67	)% (5)	49.63%	33.24%	19.37%	(3.14)%		10.83	% (5)
Net assets, at end of period (000’s)	$34,255		$41,820	$1,519	$314	$5		$5
Ratio of gross expenses to average net assets (6,8)	2.09	% (7)	1.99%	1.99%	1.83%	4.52	% (7)	6.37	% (7)
Ratio of net expenses to average net assets (8)	1.75	% (7)	1.75%	1.75%	1.75%	1.75	% (7)	1.75	% (7)
Ratio of net investment loss to average net assets (8)	(0.47	)% (7)	(0.82)%	(0.72)%	(0.34)%	(1.09	)% (7)	(0.14	)% (7)
Portfolio Turnover Rate	45	% (5)	47%	88%	256%	42	% (5)	19	% (5)

(1)	For the period of April 1, 2015 to September 30, 2015.

(2)	The Leland Thomson Reuters Venture Capital Index Fund Class A shares commenced operations on October 1, 2014.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015 (1)
Net asset value, beginning of period	$19.46		$14.52	$11.43	$10.43	$10.82
Activity from investment operations:
Net investment income (loss) (2)	(0.10)		(0.28)	(0.20)	(0.11)	—
Net realized and unrealized gain (loss) on investments	(0.47)		6.78	3.73	2.05	(0.39)
Total from investment operations	(0.57)		6.50	3.53	1.94	(0.39)
Paid in capital from redemption fees	0.00	(9)	0.01	—	—	—
Less distributions from:
Net investment income	—		(0.34)	—	(0.34)	—
Net realized gains	(1.08)		(1.23)	(0.44)	(0.60)	—
Total distributions	(1.08)		(1.57)	(0.44)	(0.94)	—
Net asset value, end of period	$17.81		$19.46	$14.52	$11.43	$10.43
Total return (3)	(2.04	)% (4)	48.59%	32.19%	18.63%	(3.60	) % (4)
Net assets, at end of period	$5,296,945		$6,198,462	$97,908	$28,053	$10
Ratio of gross expenses to average net assets (5,7)	2.84	% (6)	2.74%	2.74%	2.58%	5.27	% (6)
Ratio of net expenses to average net assets (7)	2.50	% (6)	2.50%	2.50%	2.50%	2.50	% (6)
Ratio of net investment income (loss) to average net assets (7)	(1.23	)% (6)	(1.57)%	(1.50)%	(1.08)%	0.00	% (6)
Portfolio Turnover Rate	45	% (4)	47%	88%	256%	42	% (4)

(1)	The Leland Thomson Reuters Venture Capital Index Fund Class C shares commenced operations on September 23, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended		Period Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,		March 31,
	(Unaudited)		2018	2017	2016	2015 (1)		2015 (2)
Net asset value, beginning of period	$19.97		$14.79	$11.51	$10.44	$10.83		$10.00
Activity from investment operations:
Net investment income (loss) (3)	(0.02)		(0.10)	(0.06)	(0.02)	(0.02)		0.00	(9)
Net realized and unrealized gain (loss) on investments	(0.46)		6.88	3.78	2.04	(0.31)		1.09
Total from investment operations	(0.48)		6.78	3.72	2.02	(0.33)		1.09
Paid in capital from redemption fees	0.00	(9)	0.00 (9)	—	0.00 (9)	—		—
Less distributions from:
Net investment income	—		(0.37)	—	(0.35)	(0.00	) (9)	(0.26)
Net realized gains	(1.08)		(1.23)	(0.44)	(0.60)	(0.06)		—
Total distributions	(1.08)		(1.60)	(0.44)	(0.95)	(0.06)		(0.26)
Net asset value, end of period	$18.41		$19.97	$14.79	$11.51	$10.44		$10.83
Total return (4)	(1.56	)% (5)	49.75%	33.66%	19.44%	(3.05)%		10.94	% (5)
Net assets, at end of period (000’s)	$57,482		$54,377	$12,191	$13,474	$10,449		$10,772
Ratio of gross expenses to average net assets (6,8)	1.84	% (7)	1.74%	1.74%	1.58%	4.27	% (7)	5.92	% (7)
Ratio of net expenses to average net assets (8)	1.50	% (7)	1.50%	1.50%	1.50%	1.50	% (7)	1.50	% (7)
Ratio of net investment income (loss) to average net assets (8)	(0.22	)% (7)	(0.54)%	(0.48)%	(0.13)%	(0.36	)% (7)	0.05	% (7)
Portfolio Turnover Rate	45	% (5)	47%	88%	256%	42	% (5)	19	% (5)

(1)	For the period of April 1, 2015 to September 30, 2015.

(2)	The Leland Thomson Reuters Venture Capital Index Fund I shares commenced operations on October 1, 2014.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019

1.	ORGANIZATION

The Leland Real Asset Opportunities Fund (“Real Asset Opportunities Fund”), formerly known as the Good Harbor Tactical Equity Income Fund, the Leland Thomson Reuters Private Equity Buyout Index Fund (“Private Equity Index Fund”), formerly known as the Leland Thomson Reuters Private Equity Index Fund, and the Leland Thomson Reuters Venture Capital Index Fund (“Venture Capital Index Fund”), formerly known as MPS Thomson Reuters Venture Capital Index Fund, are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company (Real Asset Opportunities Fund, Private Equity Index Fund, and Venture Capital Index Fund are each a “Fund” and collectively the “Funds”). The investment objective of the Real Asset Opportunities Fund is total return from capital appreciation with an emphasis on income. The investment objective of the Private Equity Index Fund is to correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. private equity-backed companies. The investment objective of the Venture Capital Index Fund is to correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies.

Each Fund currently offers three classes of shares: Class A, Class I and Class C shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Class I and Class C shares are offered at NAV. Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges, sales charges, and minimum investment amounts. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Real Asset Opportunities Fund commenced operations on October 1, 2013. The Private Equity Index Fund commenced operations on September 18, 2015. The Venture Capital Index Fund Class A and Class I shares commenced operations on October 1, 2014. The Venture Capital Index Fund acquired all of the assets and liabilities of the MPS Thomson Reuters Venture Capital Index Fund (the “Predecessor Fund”) in a tax-free reorganization on September 24, 2015. In connection with this acquisition, Institutional Class shares of the Predecessor Fund were exchanged for Class I shares of the Venture Capital Index Fund; and Class A shares of the Predecessor Fund were exchanged for Class A shares of the Venture Capital Index Fund. The Venture Capital Index Fund Class C shares commenced operations on September 23, 2015. The Venture Capital Index Fund changed its fiscal year end from March 31 to September 30.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“the Board”).

The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective NAVs as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Funds’ investments measured at fair value:

REAL ASSET OPPORTUNITIES FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$4,496,492	$—	$—	$4,496,492
Exchange Traded Funds	1,150,246	—	—	1,150,246
Real Estate Investment Trusts	10,461,673	—	—	10,461,673
Short Term Investment	800,776	—	—	800,776
Total	$16,909,187	$—	$—	$16,909,187

PRIVATE EQUITY INDEX FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$19,844,838	$—	$—	$19,844,838
Real Estate Investment Trusts	188,196	—	—	188,196
Short Term Investment	321,554	—	—	321,554
Total	$20,354,588	$—	$—	$20,354,588
Assets
Derivatives
Swap Contracts **	$—	$67,791	$—	$67,791
Liabilities
Derivatives
Swap Contracts **	$—	$(366,483)	$—	$(366,483)

VENTURE CAPITAL INDEX FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$86,514,507	$—	$—	$86,514,507
Real Estate Investment Trust	35,077	—	—	35,077
Short Term Investment	5,406,651	—	—	5,406,651
Total	$91,956,235	$—	$—	$91,956,235
Assets
Derivatives
Swap Contracts **	$—	$2,879,254	$—	$2,879,254

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Return of capital distributions received from REIT securities and Master Limited Partnership ETFs are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – The Funds gain economic exposure to foreign currencies through their investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency contracts in the Statements of Operations.

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

As of March 31, 2019, the Private Equity Index Fund had net unrealized losses from open swap contracts in the amount of $298,692, while the Venture Capital Index Fund had net unrealized gains from open swap contracts in the amount of $2,879,254. For the six months ended March 31, 2019, the Private Equity Index Fund and the Venture Capital Index Fund had realized losses of $713,183 and $5,038,264 from swap contracts, respectively.

The derivative instruments outstanding as of March 31, 2019 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2019:

	Contract
	Type/Primary Risk	Balance Sheet		Balance Sheet
Fund	Exposure	Location	Fair Value	Location	Fair Value

Private Equity Index Fund	Equity	Unrealized gain on swap contracts	$67,791	Unrealized loss on swap contracts	$366,483

Venture Capital Index Fund	Equity	Unrealized gain on swap contracts	2,879,254	Unrealized loss on swap contracts	—

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of March 31, 2019:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Forward Foreign Currency Contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency translation

Swap Contracts	Net realized gain (loss) from swap contracts;
Net change in unrealized appreciation (depreciation) on swaps

The following is a summary of the Funds’ realized gain (loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended:

Realized gain/(loss) on derivatives recognized in the Statements of Operations
		Total for the six months ended
Derivative Investment Type	Equity Risk	March 31, 2019
Private Equity Index Fund
Swap Contracts	$(713,183)	$(713,183)
Venture Capital Index Fund
Swap Contracts	(5,038,264)	(5,038,264)

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Net change in unrealized appreciation/(depreciation) on
derivatives recognized in the Statements of Operations

		Total for the six months ended
Derivative Investment Type	Equity Risk	March 31, 2019
Private Equity Index Fund
Swap Contracts	$(375,577)	$(375,577)
Venture Capital Index Fund
Swap Contracts	2,992,499	2,992,499

Offsetting of Financial Assets and Derivative Assets

The following tables show additional information regarding the offsetting of assets and liabilities at March 31, 2019 for the Private Equity Index Fund and Venture Capital Index Fund:

Private Equity Index Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts	Statement of	in the Statement
	of Recognized	Assets &	of Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Received *	Net Amount **
Swap Contracts	$67,791	$—	$67,791	$(67,791)	$—	$—
Total	$67,791	$—	$67,791	$(67,791)	$—	$—

Private Equity Index Fund

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
Net Amounts of
		Gross Amounts	Liabilities
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets &	Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged *	Net Amount **
Swap Contracts	$(366,483)	$—	$(366,483)	$67,791	$298,692	$—
Total	$(366,483)	$—	$(366,483)	$67,791	$298,692	$—

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Venture Capital Index Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of	in the Statement
	Recognized	Assets &	of Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments ***	Receieved *	Net Amount **
Swaps Contracts	$2,879,254	$—	$2,879,254	$(2,879,254)	$—	$—
Total	$2,879,254	$—	$2,879,254	$(2,879,254)	$—	$—

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

**	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from over the counter financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

***	Includes a portion of market value of securities held as collateral on swaps.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
Real Asset Opportunities Fund	Monthly	Annually
Private Equity Index Fund	Annually	Annually
Venture Capital Index Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2016 to September 30, 2018, or expected to be taken in the Funds’ September 30, 2019 year end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.99% of the Real Asset Opportunities Fund’s average daily net assets and 1.25% of the Private Equity Index Fund and Venture Capital Index Fund’s average daily net assets. During the six months ended March 31, 2019, the Advisor earned the following fees:

Fund	Advisory Fee
Real Asset Opportunities Fund	$100,352
Private Equity Index Fund	112,473
Venture Capital Index Fund	527,676

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2020, for the Real Asset Opportunities Fund, Private Equity Index Fund, and Venture Capital Index Fund, to waive a portion of its advisory fee and to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.75%, 2.50%, and 1.50% of the daily average net assets attributable to the Real Asset Opportunities Fund, Private Equity Index Fund, and Venture Capital Index Fund’s Class A, Class C and Class I shares (the “Expense Limitation”), respectively. Prior to February 1, 2019, total expenses incurred by Real Asset Opportunities Fund did not exceed 1.40%, 2.15%, and 1.15%. During the six months ended March 31, 2019, the Advisor waived fees and/or reimbursed expenses, pursuant to the Waiver Agreement, in the amounts of:

Fund	Fees waived by the Advisor
Real Asset Opportunities Fund	$55,055
Private Equity Index Fund	36,571
Venture Capital Index Fund	144,322

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to Class A, Class C and Class I shares are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through September 30 of the year indicated.

Fund	2019	2020	2021
Real Asset Opportunities Fund	$116,483	$214,515	$142,448
Private Equity Index Fund	7,414	26,282	46,594
Venture Capital Index Fund	9,196	27,413	116,158

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

The Trust, with respect to each Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable to each Fund’s Class A and Class C shares, respectively. Pursuant to the Plans, each Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. Pursuant to the Plans, the table below shows the fees incurred during the six months ended March 31, 2019.

Real Asset Opportunities Fund
Class A	$2,938
Class C	26,840
Private Equity Index Fund
Class A	1,750
Class C	4,052
Venture Capital Index Fund
Class A	41,645
Class C	24,666

Northern Lights Distributors, LLC (the “Distributor” and “NLD”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months ended March 31, 2019.

		Amount
	Underwriting	Retained by
Fund	Commissions	Underwriter
Real Asset Opportunities Fund
Class A	$675	$82
Private Equity Index Fund
Class A	1,391	193
Venture Capital Index Fund
Class A	167,625	24,117

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC. (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds, for providing administration, fund accounting, and transfer agency services to the Funds. In accordance with this agreement, GFS pays for all other operations services for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds as part of the administrative service fee.

BluGiant, LLC (“BluGiant”) - BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds as part of the administrative service fee.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2019 were as follows:

Fund	Purchases	Sales
Real Asset Opportunities Fund	$5,973,744	$13,755,250
Private Equity Index Fund	6,523,189	4,769,116
Venture Capital Index Fund	38,053,187	43,356,050

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to each Fund. For the year ended March 31, 2019 the redemption fees paid are as follows:

Fund	Redemption Fee
Real Asset Opportunities Fund
Class A	$59
Private Equity Index Fund
Class C	253
Venture Capital Index Fund
Class A	2,260
Class C	270
Class I	1,945

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies Northern Lights Distributors, LLC (“NLD”) and Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC. As of March 31, 2019 the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control each Fund.

		Percentage of Voting
Fund	Shareholder	Securities as of
Real Asset Opportunities Fund	LPL Financial	29.0%
Private Equity Index Fund	National Financial Services LLC	69.7%

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Real Asset Opportunities Fund	$16,422,370	$1,969,759	$1,482,940	$486,817
Private Equity Index Fund	17,313,152	3,443,310	(401,874)	3,041,436
Venture Capital Index Fund	78,163,629	14,955,296	(1,162,690)	13,792,606

The tax character of distributions paid during the fiscal years ended September 30, 2018 and September 30, 2017 were as follows:

For the year ended September 30, 2018:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Real Asset Opportunities Fund	$1,530,566	$—	$1,530,566
Private Equity Index Fund	493,363	99,414	592,777
Venture Capital Index Fund	1,676,007	380,819	2,056,826

For the year ended September 30, 2017:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Real Asset Opportunities Fund	$2,042,847	$—	$2,042,847
Private Equity Index Fund	106,517	215	106,732
Venture Capital Index Fund	424,047	115,918	539,965

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

			Post				Total
	Undistributed	Undistributed	October Loss	Capital Loss	Other	Unrealized	Accumulated
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Earnings/
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Deficits)
Real Asset Opportunities Fund	$—	$—	$(1,549,486)	$(48,452,624)	$—	$718,893	$(49,283,217)
Private Equity Index Fund	1,108,252	70,405	—	—	—	3,228,646	4,407,303
Venture Capital Index Fund	5,275,504	132,698	—	—	—	12,673,747	18,081,949

The difference between book basis and tax basis unrealized appreciation/depreciation, accumulated net investment income/loss and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, the mark-to-market treatment on open forward foreign currency contracts and swap contracts, adjustments for partnerships and tax adjustments for C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Real Asset Opportunities Fund	$1,549,486

At September 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Real Asset Opportunities Fund	$41,784,644	$6,667,980	$48,452,624	$307,673

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, C-Corporation return of capital distributions, the reclassification of swap losses, net operating losses, ordinary losses netting to reduce short term capital gains, taxable over distributions, resulted in reclassifications for the Funds for the year ended September 30, 2018 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Real Asset Opportunities Fund	$(167,165)	$167,165	$—
Private Equity Index Fund	—	98,031	(98,031)
Venture Capital Index Fund	—	658,951	(658,951)

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. These amendments have been adopted with these financial statements.

In August 2018, the Securities and Exchange Commission released Final Rule 33-10532, captioned “Disclosure Update and Simplification,” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. These amendments have been adopted with these financial statements.

9.	SUBSEQUENT EVENTS

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

LELAND FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2019

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
Actual	10/1/18	3/31/19	10/1/18 – 3/31/19 *	Expense Ratio
Leland Real Asset Opportunities Fund
Class A	$1,000.00	$965.80	$7.39	1.51%
Class C	$1,000.00	$962.60	$11.03	2.25%
Class I	$1,000.00	$966.40	$6.14	1.25%
Leland Thomson Reuters Private Equity Index Fund
Class A	$1,000.00	$917.60	$8.37	1.75%
Class C	$1,000.00	$914.40	$11.93	2.50%
Class I	$1,000.00	$918.80	$7.18	1.50%
Leland Thomson Reuters Venture Capital Index Fund
Class A	$1,000.00	$983.30	$8.65	1.75%
Class C	$1,000.00	$979.60	$12.34	2.50%
Class I	$1,000.00	$984.40	$7.42	1.50%

LELAND FUNDS
EXPENSE EXAMPLES (Unaudited) (Continued)
March 31, 2019

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	10/1/18	3/31/19	10/1/19 – 3/31/19 *	Expense Ratio
Leland Real Asset Opportunities Fund
Class A	$1,000.00	$1,017.41	$7.58	1.51%
Class C	$1,000.00	$1,013.69	$11.32	2.25%
Class I	$1,000.00	$1,018.69	$6.30	1.25%
Leland Thomson Reuters Private Equity Index Fund
Class A	$1,000.00	$1,016.21	$8.80	1.75%
Class C	$1,000.00	$1,012.47	$12.54	2.50%
Class I	$1,000.00	$1,017.45	$7.54	1.50%
Leland Thomson Reuters Venture Capital Index Fund
Class A	$1,000.00	$1,016.21	$8.80	1.75%
Class C	$1,000.00	$1,012.47	$12.54	2.50%
Class I	$1,000.00	$1,017.45	$7.54	1.50%

*	Expenses are equal to the average account value over the period, multiplied by the applicable Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, or their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR
Good Harbor Financial, LLC
330 East Main Street, Third Floor
Barrington, IL 60010

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 6/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 6/7/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/7/19